Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 7,491	¥ 3,828
Unearned Income And Deferred Loan Fees	278,000		¥ 284,000
Accrued income
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	¥ 240,000		¥ 239,000
Accounts Receivable, Noncurrent, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued Investment Income Receivable		Accrued Investment Income Receivable
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 4,411		¥ 6,150